Cover	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	SIGYN THERAPEUTICS, INC.
Entity Central Index Key	0001642159
Entity Tax Identification Number	47-2573116
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2468 Historic Decatur Road
Entity Address, Address Line Two	Suite 140
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92106
City Area Code	619
Local Phone Number	353-0800
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	VCorp Services
Entity Address, Address Line Two	18 Lafayette Place
Entity Address, City or Town	Woodmere
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11598
City Area Code	845
Local Phone Number	425-0077